Stock Based Compensation Plans:	3 Months Ended
Mar. 31, 2018
Stock Based Compensation Plans: [Abstract]
Stock Based Compensation Plans:

Note 9.      Stock Based Compensation Plans:

Equity Incentive Plans

The Company's equity incentive plan provides for the grant of stock options to purchase up to a maximum of 8,750,000 of our Class A common shares. As of March 31, 2018, there were 1,822,000 options available for grant. Grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee of the Board established pursuant to the equity incentive plan.

Stock option transactions for the three months ended March 31, 2018 and 2017 are as follows:

	2018		2017
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,091,565	$ 3.13	3,357,000	$ 2.84
Options granted	-	-	5,152,500	3.16
Options exercised	-	-	(137,500)	2.89
Options expired	(237,000)	3.70	(1,469,500)	2.89
Options outstanding - end of period	4,854,565	$ 3.10	6,902,500	$ 3.07

Options exercisable - end of period	4,279,568	$ 3.10	5,877,502	$ 3.05

The following table relates to stock options at March 31, 2018:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.92	444,922	$1.92	$ 302,547	3.19	444,922	$1.92	$ 302,547	3.19
$2.69	125,000	$2.69	-	9.08	62,500	$2.69	-	9.08
$3.00	250,000	$3.00	-	0.20	250,000	$3.00	-	0.20
$3.15	3,544,643	$3.15	-	8.88	3,032,146	$3.15	-	8.88
$3.91	180,000	$3.91	-	7.25	180,000	$3.91	-	7.25
$4.02	310,000	$4.02	-	6.32	310,000	$4.02	-	6.32
$1.92 - $4.02	4,854,565	$3.10	$ 302,547	7.69	4,279,568	$3.10	$ 302,547	7.53

During the three months ended March 31, 2018 and 2017, the Company granted NIL and 5.2 million stock options, respectively. In the first quarter of 2017, 0.1 million outstanding options were exercised for net proceeds to the Company of $0.4 million. The Company recorded non-cash compensation expense during the three months ended March 31, 2018 and 2017 of $0.1 million and $4.4 million, respectively for stock options granted in 2017 and prior periods.

The weighted average fair value of the options granted in the first three months of 2017 was calculated at $1.05. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

2017
Risk free interest rate	1.22%
Expected term	2 years
Expected volatility	59%
Dividend yield	nil

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and projected post-vesting behavior. The expected volatility is based on historical volatility of the Company's stock over a period equal to the expected term of the option.

Retention Plan and Change of Control Agreements

The Company maintains the Gold Reserve Director and Employee Retention Plan.  Each unit (a "Retention Unit") granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A common share on the date the Retention Unit is granted or on the date any such participant becomes entitled to payment, whichever is greater. Units previously granted under the plan became fully vested upon the collection of proceeds from sale of the Mining Data and the Board of Director's agreement to distribute a substantial majority of the remaining proceeds to our shareholders.  In June 2017, as a result of the collection of proceeds related to the sale of the Mining Data, the Retention Units vested and in the third quarter of 2017 the Company paid $7.7 million to plan participants. As of March 31, 2018 there were no Retention Units outstanding.

The Company also maintains change of control agreements with certain officers and employees. A Change of Control is generally defined as one or more of the following: the acquisition by any individual, entity or group, of beneficial ownership of the Company of 25 percent of the voting power of the outstanding Common Shares; a change in the composition of the Board that causes less than a majority of the current directors of the Board to be members of the incoming board; reorganization, merger or consolidation or sale or other disposition of all or substantially all of the assets of the Company; liquidation or dissolution of the Company; or any other event the Board reasonably determines constitutes a Change of Control. As of March 31, 2018, in the event of a change of control, the amount payable under these agreements was approximately $16.1 million. None of this amount has currently been recognized as a change of control is not considered probable at this time.